UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vontobel Asset Management, Inc.
Address: 450 Park Avenue 7th Floor
         New York, NY  10022

13F File Number:  28-04490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph Mastoloni
Title:     Vice President/Compliance Officer
Phone:     212-415-7051

Signature, Place, and Date of Signing:

     /s/  Joseph Mastoloni     New York, NY     November 07, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $632,404 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


01   28-04490                      Vontobel USA Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107    37984   694404 SH       SOLE                   694404        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    68800      931 SH       SOLE                      931        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1785      724 SH       SOLE                      724        0        0
CHUBB CORP                     COM              171232101    30960   564589 SH       SOLE                   564589        0        0
CINCINNATI FINL CORP           COM              172062101    30400   854474 SH       SOLE                   854474        0        0
COCA-COLA FEMSA S A DE C V     SPON ADR REP L   191241108     2090   109800 SH       SOLE                   109800        0        0
CORUS BANKSHARES INC           COM              220873103    13810   315275 SH       SOLE                   315275        0        0
DISNEY WALT CO                 COM DISNEY       254687106    10340   682592 SH       SOLE                   682592        0        0
DR REDDYS LABS LTD             ADR              256135203     5250   311700 SH       SOLE                   311700        0        0
ELECTRONIC DATA SYS NEW        COM              285661104     7740   553570 SH       SOLE                   553570        0        0
FEDERAL HOME LN MTG CORP       COM              313400301    43580   779599 SH       SOLE                   779599        0        0
FEDERAL NATL MTG ASSN          COM              313586109    42040   706117 SH       SOLE                   706117        0        0
FOMENTO ECONOMICO MEXICANO SA  SPON ADR UNITS   344419106      590    17400 SH       SOLE                    17400        0        0
GANNETT INC                    COM              364730101    22280   308656 SH       SOLE                   308656        0        0
GOLDEN WEST FINL CORP DEL      COM              381317106    30250   486456 SH       SOLE                   486456        0        0
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     1470   103500 SH       SOLE                   103500        0        0
HEALTH MGMT ASSOC INC NEW      CL A             421933102    16110   796748 SH       SOLE                   796748        0        0
IPC HLDGS LTD                  ORD              G4933P101     9700   330100 SH       SOLE                   330100        0        0
JOHNSON & JOHNSON              COM              478160104     3205    59240 SH       SOLE                    59240        0        0
KNIGHT BIDDER INC              COM              499040103    21380   379033 SH       SOLE                   379033        0        0
LIZ CLAIBORNE INC              COM              539320101     8335   334048 SH       SOLE                   334048        0        0
MARKEL CORP                    COM              570535104    44600   223888 SH       SOLE                   223888        0        0
MATAV-CABLE SYS MEDIA LTD      SPONSORED ADR    576561104      345    22250 SH       SOLE                    22250        0        0
MCDONALDS CORP                 COM              580135101     7930   448879 SH       SOLE                   448879        0        0
MERCURY GENL CORP NEW          COM              589400100    16610   388117 SH       SOLE                   388117        0        0
OLD REP INTL CORP              COM              680223104    15440   543905 SH       SOLE                   543905        0        0
POLO RALPH LAUREN CORP         CL A             731572103    11675   561752 SH       SOLE                   561752        0        0
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR    715684106     1010   135800 SH       SOLE                   135800        0        0
SAFEWAY INC                    COM NEW          786514208    14890   667608 SH       SOLE                   667608        0        0
SPDR TR                        UNIT SER 1       78462F103      425     5200 SH       SOLE                     5200        0        0
STATE STR CORP                 COM              857477103    16315   422186 SH       SOLE                   422186        0        0
TELEFONOS DE MEXICO S A        SPON ADR ORD L   879403780     7115   252750 SH       SOLE                   252750        0        0
TIFFANY & CO NEW               COM              886547108    12430   579976 SH       SOLE                   579976        0        0
TJX COS INC                    COM              872539101    14665   862547 SH       SOLE                   862547        0        0
TORCHMARK CORP                 COM              891027104    13960   407530 SH       SOLE                   407530        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100    18130   354384 SH       SOLE                   354384        0        0
VINA CONCHA Y TORO S A         SPONSORED ADR    927191106      610    21400 SH       SOLE                    21400        0        0
WATTS INDS INC                 CL A             942749102    12130   739716 SH       SOLE                   739716        0        0
Wells Fargo & Co. Del.         COM              949740104    16025   332705 SH       SOLE                   332705        0        0
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